REVENUE RECOGNITION - Activity for contract liabilities recognized (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended	12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Beginning balance	$ 9,137,395	$ 12,028,182	$ 9,091,031	$ 2,894,905
Additions	65,412		5,825,187	9,600,725
Recognized in revenue	(106,113)		(2,285,007)	(3,311,314)
Marketing activities	(5,663)		(603,029)	(46,921)
Ending balance	9,091,031	31,733,888	12,028,182	9,137,395
Deferred revenue, non-current			2,732,257
Deferred revenue, current			1,653,042
Successor
Disaggregation of Revenue [Line Items]
Beginning balance		12,028,182	9,091,031
Additions		21,199,952	5,825,187
Recognized in revenue		(1,389,435)	(2,285,007)
Marketing activities		(104,811)	(603,029)
Ending balance	9,091,031	$ 31,733,888	12,028,182
Predecessor
Disaggregation of Revenue [Line Items]
Beginning balance	9,137,395		$ 9,091,031
Additions	65,412
Recognized in revenue	(106,113)
Marketing activities	(5,663)
Ending balance	$ 9,091,031			$ 9,137,395